Financial instruments and risk management - Maturities (Details) R in Millions, $ in Millions	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 06, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Oct. 25, 2019 ZAR (R)
(Loss)/gain on financial instruments
Other payables	R 3,449			R 5,422	R 6,391
Trade and other payables	10,374			11,678	10,893
Total	75,877			77,524	56,121
R6.5 billion RCF
(Loss)/gain on financial instruments
Loan			R 6,500
US$ Convertible bond
(Loss)/gain on financial instruments
Loan | $		$ 500
Keliber loan facilities
(Loss)/gain on financial instruments
Loan	500
R5.5 billion RCF
(Loss)/gain on financial instruments
Loan						R 5,500
Within one year
(Loss)/gain on financial instruments
Trade and other payables	10,374			11,678	10,893
Total	14,283			28,523	15,820
Between one and two years
(Loss)/gain on financial instruments
Trade and other payables	0			0	0
Total	14,649			1,134	1,098
Between two and three years
(Loss)/gain on financial instruments
Trade and other payables	0			0	0
Total	4,927			13,693	1,446
Between three and five years
(Loss)/gain on financial instruments
Trade and other payables	0			0	0
Total	23,496			1,681	13,833
After five years
(Loss)/gain on financial instruments
Trade and other payables	0			0	0
Total	18,522			32,493	23,924
- Capital
(Loss)/gain on financial instruments
Other payables	6,758			12,757	11,201
- Capital | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	3,000
- Capital | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	9,380			9,285
- Capital | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	22,512			22,284	20,436
- Capital | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	146			145	132
- Capital | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	5,858
- Capital | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	438			40	41
- Capital | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	4			3	2
- Capital | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings				4,000
- Capital | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings				4	4
- Capital | Within one year
(Loss)/gain on financial instruments
Other payables	1,644			2,203	4,050
- Capital | Within one year | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	0
- Capital | Within one year | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	0			9,285
- Capital | Within one year | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	0			0	0
- Capital | Within one year | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	0			0	0
- Capital | Within one year | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	0
- Capital | Within one year | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	331			11	9
- Capital | Within one year | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	4			3	2
- Capital | Within one year | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings				4,000
- Capital | Within one year | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings				4	4
- Capital | Between one and two years
(Loss)/gain on financial instruments
Other payables	94			188	201
- Capital | Between one and two years | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	0
- Capital | Between one and two years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	0			0
- Capital | Between one and two years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	12,663			0	0
- Capital | Between one and two years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	0			0	25
- Capital | Between one and two years | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	0
- Capital | Between one and two years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	12			5	7
- Capital | Between one and two years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0			0	0
- Capital | Between one and two years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings				0
- Capital | Between one and two years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings				0	0
- Capital | Between two and three years
(Loss)/gain on financial instruments
Other payables	175			277	467
- Capital | Between two and three years | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	3,000
- Capital | Between two and three years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	0			0
- Capital | Between two and three years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	0			12,535	0
- Capital | Between two and three years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	0			0	107
- Capital | Between two and three years | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	422
- Capital | Between two and three years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	13			5	4
- Capital | Between two and three years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0			0	0
- Capital | Between two and three years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings				0
- Capital | Between two and three years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings				0	0
- Capital | Between three and five years
(Loss)/gain on financial instruments
Other payables	245			477	986
- Capital | Between three and five years | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	0
- Capital | Between three and five years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	9,380			0
- Capital | Between three and five years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	9,849			0	11,495
- Capital | Between three and five years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	0			145	0
- Capital | Between three and five years | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	2,314
- Capital | Between three and five years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	28			10	8
- Capital | Between three and five years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0			0	0
- Capital | Between three and five years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings				0
- Capital | Between three and five years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings				0	0
- Capital | After five years
(Loss)/gain on financial instruments
Other payables	4,600			9,612	5,497
- Capital | After five years | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	0
- Capital | After five years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	0			0
- Capital | After five years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	0			9,749	8,941
- Capital | After five years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	146			0	0
- Capital | After five years | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	3,122
- Capital | After five years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	54			9	13
- Capital | After five years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0			0	0
- Capital | After five years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings				0
- Capital | After five years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings				0	0
- Interest
(Loss)/gain on financial instruments
Non-bank borrowings	17,407			17,328	13,412
- Interest | Within one year
(Loss)/gain on financial instruments
Non-bank borrowings	1,930			1,339	862
- Interest | Between one and two years
(Loss)/gain on financial instruments
Non-bank borrowings	1,880			941	865
- Interest | Between two and three years
(Loss)/gain on financial instruments
Non-bank borrowings	1,317			876	868
- Interest | Between three and five years
(Loss)/gain on financial instruments
Non-bank borrowings	1,680			1,049	1,344
- Interest | After five years
(Loss)/gain on financial instruments
Non-bank borrowings	R 10,600			R 13,123	R 9,473